Taxes (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (319,930)	¥ (2,290,252)	¥ (35,872)
Deferred income tax benefits			(932,125)
Income tax expense	$ (319,930)	¥ (2,290,252)	¥ (967,997)